Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 15, 2020 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2020 (as supplemented thereafter)

Disclosure Relating to AllianzGI Ultra Micro Cap Fund
(for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby revised and restated in its entirety as follows:

Portfolio Manager

Steven Klopukh, CFA, portfolio manager and director, has managed the Fund since 2020.

Corresponding changes are hereby made to the information relating to the Fund contained in the subsection entitled “Management of the Funds—Investment Manager.”

Disclosure Relating to AllianzGI Micro Cap Fund
(for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby revised and restated in its entirety as follows:

Portfolio Manager

Steven Klopukh, CFA, portfolio manager and director, has managed the Fund since 2020.

Corresponding changes are hereby made to the information relating to the Fund contained in the subsection entitled “Management of the Funds—Investment Manager.”

The information relating to the Fund contained in the table in the subsection “Management of the Funds – Investment Manager” in the Prospectus is hereby deleted and replaced with the following:

AllianzGI Micro Cap Fund	Steven Klopukh	2020

Mr. Klopukh, CFA, is a senior portfolio manager, a director and CIO Mid Cap Equities with Allianz Global Investors, which he joined in 2002. He manages US mid-cap growth and core equity portfolios. Mr. Klopukh has 21 years of investment industry experience. He was previously a vice president and fundamental-equity analyst at CDC Investment Management Corp. Mr. Klopukh has a B.S., magna cum laude , from Fairleigh Dickinson University and an M.B.A. with honors from the University of Chicago.

AllianzGI Ultra Micro Cap Fund	Steven Klopukh	2020	See above.

Please retain this Supplement for future reference.